UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-7702

The Value Line Asset Allocation Fund, Inc.

(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017

Emily D. Washington

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1500

Date of fiscal year end: March 31,2009

Date of reporting period: June 30,2008

Item 1: Schedule of Investments.

A copy of Schedule of Investments for the period ended 6/30/08 is included with this Form.

Value Line Asset Allocation Fund, Inc.

Schedule of Investments (unaudited)	June 30, 2008

Shares		Value
COMMON STOCKS (72.2%)
	AEROSPACE/DEFENSE (3.9%)
3,000	Alliant Techsystems, Inc. *	$305,040
12,000	BE Aerospace, Inc. *	279,480
4,000	Boeing Co. (The)	262,880
4,700	DRS Technologies, Inc.	369,984
5,300	Esterline Technologies Corp. *	261,078
4,600	General Dynamics Corp.	387,320
4,000	Goodrich Corp.	189,840
3,500	L-3 Communications Holdings, Inc.	318,045
3,000	Lockheed Martin Corp.	295,980
12,750	Moog, Inc. Class A *	474,810
3,500	Northrop Grumman Corp.	234,150
12,200	Orbital Sciences Corp. *	287,432
8,800	Precision Castparts Corp.	848,056
5,000	Raytheon Co.	281,400
7,000	Rockwell Collins, Inc.	335,720
5,400	Teledyne Technologies, Inc. *	263,466
	5,394,681
	APPAREL (1.0%)
12,800	Guess?, Inc.	479,360
9,000	Phillips-Van Heusen Corp.	329,580
4,200	VF Corp.	298,956
6,800	Warnaco Group, Inc. (The) *	299,676
	1,407,572
	AUTO PARTS (1.2%)
8,600	BorgWarner, Inc.	381,668
3,300	Eaton Corp.	280,401
27,000	Johnson Controls, Inc.	774,360
14,000	LKQ Corp. *	252,980
	1,689,409
	BANK (0.8%)
16,800	Banco Bilbao Vizcaya Argentaria, S.A. ADR	318,696
11,000	Bank of Hawaii Corp.	525,800
12,000	Wells Fargo & Co.	285,000
	1,129,496
	BANK - CANADIAN (0.4%)
5,500	Bank of Nova Scotia	252,010
6,800	Royal Bank of Canada	303,756
	555,766
	BANK - MIDWEST (0.5%)
12,076	Commerce Bancshares, Inc.	478,934
4,000	Northern Trust Corp.	274,280
	753,214
	BEVERAGE - SOFT DRINK (0.2%)
4,700	Coca-Cola Co. (The)	244,306
	BIOTECHNOLOGY (0.4%)
4,000	Techne Corp. *	309,560
3,000	United Therapeutics Corp. *	293,250
	602,810
Shares		Value
	BUILDING MATERIALS (1.0%)
3,000	Fluor Corp.	$558,240
10,000	Jacobs Engineering Group, Inc. *	807,000
	1,365,240
	CABLE TV (0.4%)
8,000	Rogers Communications, Inc. Class B	309,280
14,000	Shaw Communications, Inc. Class B	285,040
	594,320
	CHEMICAL - BASIC (0.6%)
5,000	Agrium, Inc.	537,700
7,000	Celanese Corp. Series A	319,620
	857,320
	CHEMICAL - DIVERSIFIED (1.5%)
4,000	Air Products & Chemicals, Inc.	395,440
10,600	Albemarle Corp.	423,046
5,200	FMC Corp.	402,688
5,000	Monsanto Co.	632,200
5,700	Pall Corp.	226,176
	2,079,550
	CHEMICAL - SPECIALTY (2.6%)
10,000	Airgas, Inc.	583,900
6,000	Ecolab, Inc.	257,940
2,272	Lorillard, Inc. *	157,132
4,400	Lubrizol Corp. (The)	203,852
4,600	Mosaic Co. (The) *	665,620
11,400	Praxair, Inc.	1,074,336
4,000	Sherwin-Williams Co. (The)	183,720
8,400	Sigma-Aldrich Corp.	452,424
	3,578,924
	COMPUTER & PERIPHERALS (0.8%)
10,000	Hewlett-Packard Co.	442,100
9,800	MICROS Systems, Inc. *	298,802
10,000	Western Digital Corp. *	345,300
	1,086,202
	COMPUTER SOFTWARE & SERVICES (1.6%)
7,300	Accenture Ltd. Class A	297,256
19,000	ANSYS, Inc. *	895,280
8,000	Concur Technologies, Inc. *	265,840
2,500	Equinix, Inc. *	223,050
5,400	Infosys Technologies Ltd. ADR	234,684
4,200	NAVTEQ Corp. *	323,400
	2,239,510
	DIVERSIFIED COMPANIES (4.0%)
6,600	Acuity Brands, Inc.	317,328
22,500	AMETEK, Inc.	1,062,450
8,200	Barnes Group, Inc.	189,338
5,200	Brink's Co. (The)	340,184
4,700	Danaher Corp.	363,310
4,400	Honeywell International, Inc.	221,232
8,000	ITT Corp.	506,640
15,600	McDermott International, Inc. *	965,484
3,600	Parker Hannifin Corp.	256,752

Value Line Asset Allocation Fund, Inc.

June 30, 2008

Shares		Value
3,000	SPX Corp.	$395,190
4,200	Textron, Inc.	201,306
5,000	United Technologies Corp.	308,500
3,500	Valmont Industries, Inc.	365,015
	5,492,729
	DRUG (2.9%)
4,500	Alexion Pharmaceuticals, Inc. *	326,250
4,800	Allergan, Inc.	249,840
7,400	BioMarin Pharmaceutical, Inc. *	214,452
4,800	Celgene Corp. *	306,576
7,000	Covance, Inc. *	602,140
14,600	Gilead Sciences, Inc. *	773,070
7,800	Immucor, Inc. *	201,864
4,800	Novo Nordisk A/S ADR	316,800
8,500	Perrigo Co.	270,045
10,000	Pharmaceutical Product Development, Inc.	429,000
6,000	Teva Pharmaceutical Industries Ltd. ADR	274,800
	3,964,837
	E-COMMERCE (0.2%)
4,500	Salesforce.com, Inc. *	307,035
	EDUCATIONAL SERVICES (0.5%)
4,200	ITT Educational Services, Inc. *	347,046
1,600	Strayer Education, Inc.	334,512
	681,558
	ELECTRICAL EQUIPMENT (1.4%)
6,600	Cooper Industries Ltd. Class A	260,700
6,600	Emerson Electric Co.	326,370
10,800	FLIR Systems, Inc. *	438,156
7,200	General Cable Corp. *	438,120
6,400	Thomas & Betts Corp. *	242,240
3,200	W.W. Grainger, Inc.	261,760
	1,967,346
	ELECTRICAL UTILITY - CENTRAL (0.4%)
2,700	Entergy Corp.	325,296
5,200	ITC Holdings Corp.	265,772
	591,068
	ELECTRICAL UTILITY - EAST (1.1%)
7,000	Exelon Corp.	629,720
4,500	FirstEnergy Corp.	370,485
5,200	PPL Corp.	271,804
6,000	Public Service Enterprise Group, Inc.	275,580
	1,547,589
	ELECTRONICS (1.1%)
14,000	Amphenol Corp. Class A	628,320
7,400	Harris Corp.	373,626
8,700	MEMC Electronic Materials, Inc. *	535,398
	1,537,344
	ENTERTAINMENT TECHNOLOGY (0.2%)
6,000	Dolby Laboratories, Inc. Class A *	241,800
Shares		Value
	ENVIRONMENTAL (0.9%)
15,000	Republic Services, Inc.	$445,500
8,600	Stericycle, Inc. *	444,620
10,500	Waste Connections, Inc. *	335,265
	1,225,385
	FINANCIAL SERVICES - DIVERSIFIED (2.4%)
4,000	Affiliated Managers Group, Inc. *	360,240
3,300	BlackRock, Inc. Class A	584,100
9,700	Eaton Vance Corp.	385,672
2,600	Franklin Resources, Inc.	238,290
11,000	Leucadia National Corp.	516,340
2,753	Loews Corp.	129,116
6,000	Principal Financial Group, Inc.	251,820
8,700	ProAssurance Corp. *	418,557
6,800	T. Rowe Price Group, Inc.	383,996
	3,268,131
	FOOD PROCESSING (1.2%)
2,600	Bunge Ltd.	279,994
13,300	Flowers Foods, Inc.	376,922
7,200	Hormel Foods Corp.	249,192
7,500	McCormick & Company, Inc.	267,450
2,500	Ralcorp Holdings, Inc. *	123,600
5,400	Wm. Wrigley Jr. Co.	420,012
	1,717,170
	GROCERY (0.2%)
7,700	Ruddick Corp.	264,187
	HOTEL/GAMING (0.9%)
6,000	Bally Technologies, Inc. *	202,800
17,200	Penn National Gaming, Inc. *	552,980
4,500	Vail Resorts, Inc. *	192,735
9,000	WMS Industries, Inc. *	267,930
	1,216,445
	HOUSEHOLD PRODUCTS (0.6%)
6,400	Church & Dwight Company, Inc.	360,640
3,000	Energizer Holdings, Inc. *	219,270
8,500	Tupperware Brands Corp.	290,870
	870,780
	HUMAN RESOURCES (0.3%)
7,000	Watson Wyatt Worldwide, Inc. Class A	370,230
	INDUSTRIAL SERVICES (1.9%)
16,000	C.H. Robinson Worldwide, Inc.	877,440
17,100	Corrections Corp. of America *	469,737
10,600	EMCOR Group, Inc. *	302,418
6,500	FTI Consulting, Inc. *	444,990
10,400	Geo Group, Inc. (The) *	234,000
9,000	Quanta Services, Inc. *	299,430
	2,628,015
	INFORMATION SERVICES (1.2%)
5,400	Alliance Data Systems Corp. *	305,370
5,500	Dun & Bradstreet Corp. (The)	482,020
5,800	FactSet Research Systems, Inc.	326,888

2

Value Line Asset Allocation Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
4,600	IHS, Inc. Class A *	$320,160
15,400	Nuance Communications, Inc. *	241,318
	1,675,756
	INSURANCE - LIFE (0.8%)
6,300	AFLAC, Inc.	395,640
11,000	Manulife Financial Corp.	381,810
6,000	MetLife, Inc.	316,620
	1,094,070
	INSURANCE - PROPERTY & CASUALTY (1.2%)
4,500	ACE Ltd.	247,905
3,900	Arch Capital Group Ltd. *	258,648
5,600	Assurant, Inc.	369,376
5,500	Chubb Corp. (The)	269,555
3,000	SAFECO Corp.	201,480
7,000	Sun Life Financial, Inc.	286,650
	1,633,614
	INTERNET (0.4%)
500	Google, Inc. Class A *	263,210
7,200	VeriSign, Inc. *	272,160
	535,370
	MACHINERY (4.6%)
7,000	Bucyrus International, Inc. Class A	511,140
3,600	Caterpillar, Inc.	265,752
4,000	Cummins, Inc.	262,080
5,900	Curtiss-Wright Corp.	263,966
4,800	Deere & Co.	346,224
3,500	Flowserve Corp.	478,450
9,400	Foster Wheeler Ltd. *	687,610
6,000	Gardner Denver, Inc. *	340,800
11,250	IDEX Corp.	414,450
5,000	Kaydon Corp.	257,050
7,000	Lennox International, Inc.	202,720
18,400	Manitowoc Company, Inc. (The)	598,552
8,600	Robbins & Myers, Inc.	428,882
9,600	Roper Industries, Inc.	632,448
5,000	Snap-on, Inc.	260,050
9,200	Terex Corp. *	472,604
	6,422,778
	MARITIME (0.5%)
9,400	Kirby Corp. *	451,200
7,000	Zoltek Companies, Inc. *	169,750
	620,950
	MEDICAL SERVICES (0.7%)
1,200	Fresenius Medical Care AG & Co. KGaA ADR	65,868
3,500	Laboratory Corporation of America Holdings *	243,705
8,000	Pediatrix Medical Group, Inc. *	393,840
Shares		Value
7,300	Psychiatric Solutions, Inc. *	$276,232
	979,645
	MEDICAL SUPPLIES (4.3%)
2,000	Alcon, Inc.	325,580
8,000	Bard (C.R.), Inc.	703,600
5,300	Baxter International, Inc.	338,882
5,000	Becton, Dickinson & Co.	406,500
4,500	Charles River Laboratories International, Inc. *	287,640
20,000	DENTSPLY International, Inc.	736,000
5,700	Henry Schein, Inc. *	293,949
12,400	Hologic, Inc. *	270,320
7,000	IDEXX Laboratories, Inc. *	341,180
6,000	Illumina, Inc. *	522,660
3,800	Intuitive Surgical, Inc. *	1,023,720
8,000	Owens & Minor, Inc.	365,520
4,300	Stryker Corp.	270,384
	5,885,935
	METALS & MINING DIVERSIFIED (0.3%)
7,400	Allegheny Technologies, Inc.	438,672
	METALS FABRICATING (0.7%)
8,600	Harsco Corp.	467,926
6,400	Kennametal, Inc.	208,320
4,000	Shaw Group, Inc. (The) *	247,160
	923,406
	NATURAL GAS - DISTRIBUTION (0.5%)
4,400	AGL Resources, Inc.	152,152
10,500	Southern Union Co.	283,710
8,100	UGI Corp.	232,551
	668,413
	NATURAL GAS - DIVERSIFIED (2.7%)
2,300	EOG Resources, Inc.	301,760
6,400	Penn Virginia Corp.	482,688
20,000	Southwestern Energy Co. *	952,200
29,582	XTO Energy, Inc.	2,026,663
	3,763,311
	OILFIELD SERVICES/EQUIPMENT (1.5%)
4,000	AZZ, Inc. *	159,600
5,200	Bristow Group, Inc. *	257,348
3,500	Exterran Holdings, Inc. *	250,215
12,000	FMC Technologies, Inc. *	923,160
7,000	Superior Energy Services, Inc. *	385,980
3,000	Willbros Group, Inc. *	131,430
	2,107,733

Value Line Asset Allocation Fund, Inc.

June 30, 2008

Shares		Value
	PACKAGING & CONTAINER (0.6%)
7,000	AptarGroup, Inc.	$293,650
4,600	Greif, Inc. Class A	294,538
6,600	Owens-Illinois, Inc. *	275,154
	863,342
	PAPER & FOREST PRODUCTS (0.1%)
7,000	Votorantim Celulose e Papel S.A. ADR	186,970
	PETROLEUM - INTEGRATED (0.2%)
3,300	Total S.A. ADR	281,391
	PETROLEUM - PRODUCING (1.6%)
8,000	Quicksilver Resources, Inc. *	309,120
17,500	Range Resources Corp.	1,146,950
9,500	Tenaris S.A. ADR	707,750
	2,163,820
	PHARMACY SERVICES (1.2%)
7,000	CVS Caremark Corp.	276,990
12,400	Express Scripts, Inc. *	777,728
5,400	Longs Drug Stores Corp.	227,394
7,600	Medco Health Solutions, Inc. *	358,720
	1,640,832
	POWER (0.4%)
10,600	Covanta Holding Corp. *	282,914
10,000	Reliant Energy, Inc. *	212,700
	495,614
	PRECISION INSTRUMENT (1.1%)
4,300	Mettler Toledo International, Inc. *	407,898
12,000	Thermo Fisher Scientific, Inc. *	668,760
3,600	Triumph Group, Inc.	169,560
4,400	Waters Corp. *	283,800
	1,530,018
	R.E.I.T. (0.1%)
6,600	LaSalle Hotel Properties	165,858
	RAILROAD (1.3%)
3,300	Burlington Northern Santa Fe Corp.	329,637
6,400	Canadian National Railway Co.	307,712
5,200	Canadian Pacific Railway Ltd.	343,928
11,400	Kansas City Southern *	501,486
5,400	Norfolk Southern Corp.	338,418
	1,821,181
	RESTAURANT (0.8%)
2,200	Chipotle Mexican Grill, Inc. Class A *	181,764
4,800	McDonald's Corp.	269,856
23,550	Sonic Corp. *	348,540
9,400	Yum! Brands, Inc.	329,846
	1,130,006
	RETAIL - AUTOMOTIVE (0.4%)
2,200	AutoZone, Inc. *	266,222
Shares		Value
7,000	Copart, Inc. *	$299,740
	565,962
	RETAIL - SPECIAL LINES (1.1%)
5,000	Aeropostale, Inc. *	156,650
7,000	Coach, Inc. *	202,160
10,000	Dick's Sporting Goods, Inc. *	177,400
12,000	GameStop Corp. Class A *	484,800
9,000	TJX Companies, Inc. (The)	283,230
9,000	Urban Outfitters, Inc. *	280,710
	1,584,950
	RETAIL BUILDING SUPPLY (0.2%)
5,500	Fastenal Co.	237,380
	RETAIL STORE (0.5%)
4,200	Costco Wholesale Corp.	294,588
11,000	Nordstrom, Inc.	333,300
	627,888
	SECURITIES BROKERAGE (0.5%)
1,700	Goldman Sachs Group, Inc. (The)	297,330
1,700	IntercontinentalExchange, Inc. *	193,800
9,450	Raymond James Financial, Inc.	249,385
	740,515
	SHOE (0.5%)
2,500	Deckers Outdoor Corp. *	348,000
5,400	NIKE, Inc. Class B	321,894
	669,894
	STEEL - GENERAL (0.3%)
6,000	Nucor Corp.	448,020
	TELECOMMUNICATION SERVICES (2.1%)
12,000	American Tower Corp. Class A *	507,000
4,000	BT Group PLC ADR	158,920
9,000	Crown Castle International Corp. *	348,570
3,600	Millicom International Cellular S.A. *	372,600
5,000	Mobile TeleSystems ADR	383,050
3,000	Telefonica S.A. ADR	238,740
13,000	TW Telecom, Inc. *	208,390
16,000	Vimpel-Communications ADR	474,880
7,200	Vodafone Group PLC ADR	212,112
	2,904,262
	TELECOMMUNICATIONS EQUIPMENT (0.8%)
6,600	Anixter International, Inc. *	392,634
7,000	CommScope, Inc. *	369,390
5,900	Comtech Telecommunications Corp. *	289,100
	1,051,124
	THRIFT (0.4%)
30,457	Hudson City Bancorp, Inc.	508,023
	TOBACCO (0.2%)
4,300	British American Tobacco PLC ADR	297,775

4

Value Line Asset Allocation Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
	TOILETRIES & COSMETICS (0.2%)
2,000	Chattem, Inc. *	$130,100
9,000	Luxottica Group S.p.A. ADR	209,970
		340,070
	TRUCKING (0.6%)
8,400	Hunt (J.B.) Transport Services, Inc.	279,552
9,400	Landstar System, Inc.	519,068
		798,620
	WIRELESS NETWORKING (0.5%)
3,000	Itron, Inc. *	295,050
12,000	SBA Communications Corp. Class A *	432,120
		727,170
	TOTAL COMMON STOCKS (Cost $71,287,854)	100,000,307
Principal Amount		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (12.6%)
$1,000,000	Federal Home Loan Bank, 4.25%, 9/12/08	1,003,232
3,000,000	Federal Home Loan Bank, 5.00%, 9/18/09	3,073,941
3,000,000	Federal Home Loan Bank, 3.25%, 3/25/11	2,976,522
1,000,000	Federal Home Loan Mortgage Corp., 4.25%, 7/15/09	1,013,657
2,500,000	Federal Home Loan Mortgage Corp., 5.75%, 1/15/12	2,653,570
1,000,000	Federal Home Loan Mortgage Corp., 4.50%, 1/15/13	1,018,251
819,696	Federal Home Loan Mortgage Corp., Gold PC Pool# J03316, 5.00%, 9/1/21	811,636
2,000,000	Federal Home Loan Mortgage Corporation, 5.13%, 7/15/12	2,089,984
1,455,691	Federal National Mortgage Association, 5.00%, 11/1/34	1,402,496
1,446,877	Government National Mortgage Association, 5.50%, 1/15/36	1,442,746
	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $17,116,589)	17,486,035
Principal Amount		Value
	TOTAL INVESTMENT SECURITIES (84.8%) (Cost $88,404,443)	117,486,342
REPURCHASE AGREEMENTS (1) (15.4%)
$11,300,000	With Morgan Stanley, 1.50%, dated 6/30/08, due 7/1/08, delivery value $11,300,471 (collateralized by $8,245,000 U.S. Treasury Bonds 8.875%, due 8/15/17, with a value of $11,511,076)	$11,300,000
10,000,000	With State Street Bank & Trust, 1.05%, dated 6/30/08, due 7/1/08, delivery value $10,000,292 (collateralized by $10,300,000 U.S. Treasury Bills 2.10%, due 12/11/08, with a value of $10,202,402)	10,000,000
	TOTAL REPURCHASE AGREEMENTS (Cost $21,300,000)	21,300,000
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-0.2%)		(301,727)
NET ASSETS (100%)		$138,484,615
NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($138,484,615 ÷ 6,679,691 shares outstanding)		$20.73
*	Non-income producing.
(1)

The Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, it is the Fund's policy to mark-to-market the collateral on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

ADR	American Depositary Receipt.

Total Cost	Appreciation	Depreciation	Total Net Unrealized Appreciation

-------------------------------------------------------------------------------------------------------------

$109,704,443	$32,555,419	$(3,473,520)	$29,081,899

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), effective April 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the three months ended June 30, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized the following fair value techniques: multi-dimensional relational pricing model, option adjusted spread pricing and estimated the price that would have prevailed in a liquid market for an international equity given information available at the time of evaluation.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$ 113,829,464	-
Level 2 - Other Significant Observable Inputs	24,956,878	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$ 138,786,342	-

*Other financial instruments include futures, forwards and swap contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Securities	Other Financial Instruments
Balance as of 03/31/08	$-	$-
Accrued discounts/premiums	-	-
Realized gain/loss and change in unrealized appreciation/depreciation	-	- *
Net purchases/sales	-	-
Net transfers in and/or out of Level 3	-	-
Balance, as of 06/30/08	$-	$-
Net change in unrealized appreciation/depreciation from investments still held as of 06/30/08	$-	$-

*The realized gain/loss earned during the period ended 06/30/08 for other financial instruments was $-.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)

The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	August 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	August 29, 2008